                                                          OMB APPROVAL
                                                  OMB Number: 3235-0006
                                                  Expires: December 31, 2009
                                                  Estimated average burden
                                                  hours per form .......22.8

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2007

Check here if Amendment[ ]: Amendment Number: ______

   This Amendment (Check only one):     [  ] is a restatement
                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Netols Asset Management, Inc.
Address: 1045 W. Glen Oaks Lane, Suite 3
         Mequon, WI 53092

Form 13F File Number 28-12202

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:

Name:  Jeffrey W. Netols
Title: President
Phone: 262-240-2930

Signature, Place, and Date of Signing:

 /s/ Jeffrey W. Netols          Mequon, WI          November 13, 2007
--------------------------  ---------------------  --------------------
      (Signature)              (City, State)             (Date)

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)

28-01190 Frank Russell Company

                             Form 13F Summary Page

Report Summary:
Number of Other Included Managers: 1
Form 13F Information Table Entry Total: 142
Form 13F Information Table Value Total: $ 269,655 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

         No. Form 13F File No. Name
         --- ----------------- ---------------------------------------
          1      28-12088      Forward Management, LLC

                          Form 13F INFORMATION TABLE
                                   9/30/2007

      COLUMN 1         COLUMN 2    COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7          COLUMN 8
-------------------- ------------- --------- --------- ---------------------- ---------- -------- --------------------------
                                                                                                       VOTING AUTHORITY
                                                                                                  --------------------------
                       TITLE OF                VALUE      SHARES/    SH/ PUT/ INVESTMENT  OTHER
   NAME OF ISSUER       CLASS       CUSIP    (X$1,000)   PRINCIPAL   PRN CALL DISCRETION MANAGERS     SOLE      SHARED  NONE
-------------------- ------------- --------- --------- ------------- --- ---- ---------- -------- ------------- ------- ----
99 Cents Only Stores      COM      65440K106       40          3,883 SH         OTHER       1                     3,883
99 Cents Only Stores      COM      65440K106    3,525        343,246 SH         SOLE                    343,246
ACUITY BRANDS
  INC.                    COM      00508y102       37            728 SH         OTHER       1                       728
ACUITY BRANDS
  INC.                    COM      00508y102    3,389         67,127 SH         SOLE                     67,127
ARBITRON INC              COM      03875Q108       50          1,104 SH         OTHER       1                     1,104
ARBITRON INC              COM      03875Q108    4,592        101,270 SH         SOLE                    101,270
Alaska Comm Sys
  Group                   COM      01167P101       50          3,469 SH         OTHER       1                     3,469
Alaska Comm Sys
  Group                   COM      01167P101    4,508        311,964 SH         SOLE                    311,964
Alexander and
  Baldwin                 COM      014482103       38            764 SH         OTHER       1                       764
Alexander and
  Baldwin                 COM      014482103    3,534         70,505 SH         SOLE                     70,505
Altria Group Inc          COM      022095103       35            500 SH         SOLE                        500
American Commercial
  Lines Inc.            COM NEW    025195207       50          2,093 SH         OTHER       1                     2,093
American Commercial
  Lines Inc.            COM NEW    025195207    4,519        190,421 SH         SOLE                    190,421
American Science and
  Engineering             COM      029429107       52            829 SH         OTHER       1                       829
American Science and
  Engineering             COM      029429107    4,700         75,010 SH         SOLE                     75,010
BE AEROSPACE
  INC                     COM      073302101       38            910 SH         OTHER       1                       910
BE AEROSPACE
  INC                     COM      073302101    3,561         85,754 SH         SOLE                     85,754
BRUSH
  ENGINEERED
  MATERIALS INC.          COM      117421107       28            544 SH         OTHER       1                       544
BRUSH
  ENGINEERED
  MATERIALS INC.          COM      117421107    2,710         52,235 SH         SOLE                     52,235
C & D
  TECHNOLOGIES
  INC.                    COM      124661109       27          5,340 SH         OTHER       1                     5,340
C & D
  TECHNOLOGIES
  INC.                    COM      124661109    2,312        464,320 SH         SOLE                    464,320
CACI
  INTERNATIONAL
  INC.                   CL A      127190304       53          1,032 SH         OTHER       1                     1,032
CACI
  INTERNATIONAL
  INC.                   CL A      127190304    4,728         92,545 SH         SOLE                     92,545
CASUAL MALE
  RETAIL GROUP            COM      148711104       36          4,022 SH         OTHER       1                     4,022
CASUAL MALE
  RETAIL GROUP            COM      148711104    3,270        364,931 SH         SOLE                    364,931
CHAMPION
  ENTERPRISES
  INC                     COM      158496109       51          4,601 SH         OTHER       1                     4,601
CHAMPION
  ENTERPRISES
  INC                     COM      158496109    4,630        421,693 SH         SOLE                    421,693
CHATTEM INC               COM      162456107       55            781 SH         OTHER       1                       781
CHATTEM INC               COM      162456107    4,999         70,891 SH         SOLE                     70,891
COMMERCIAL
  METALS CO.              COM      201723103       41          1,288 SH         OTHER       1                     1,288
COMMERCIAL
  METALS CO.              COM      201723103    3,746        118,344 SH         SOLE                    118,344
CORINTHIAN
  COLLEGES INC            COM      218868107       48          3,017 SH         OTHER       1                     3,017
CORINTHIAN
  COLLEGES INC            COM      218868107    4,299        270,207 SH         SOLE                    270,207
Carter's Inc.             COM      146229109       42          2,093 SH         OTHER       1                     2,093
Carter's Inc.             COM      146229109    3,779        189,404 SH         SOLE                    189,404
Cedar Shopping
  Centers Inc.          COM NEW    150602209       26          1,926 SH         OTHER       1                     1,926
Cedar Shopping
  Centers Inc.          COM NEW    150602209    2,383        174,981 SH         SOLE                    174,981
Compass Minerals
  International Inc.      COM      20451N101       45          1,315 SH         OTHER       1                     1,315
Compass Minerals
  International Inc.      COM      20451N101    4,053        119,064 SH         SOLE                    119,064
Cott Corp                 COM      22163N106       33          4,119 SH         OTHER       1                     4,119
Cott Corp                 COM      22163N106    2,963        371,760 SH         SOLE                    371,760
Cox Radio                CL A      224051102       25          1,902 SH         OTHER       1                     1,902
Cox Radio                CL A      224051102    2,210        169,366 SH         SOLE                    169,366
Devry Inc Del             COM      251893103       43          1,163 SH         OTHER       1                     1,163
Devry Inc Del             COM      251893103    3,911        105,661 SH         SOLE                    105,661
Diamond Management
  and Tech
  Consultants             COM      25269L106       24          2,600 SH         OTHER       1                     2,600
Diamond Management
  and Tech
  Consultants             COM      25269L106    2,098        228,090 SH         SOLE                    228,090
ENCORE
  AQUISITION CO           COM      29255W100       48          1,501 SH         OTHER       1                     1,501
ENCORE
  AQUISITION CO           COM      29255W100    4,315        136,322 SH         SOLE                    136,322
ENGlobal Corporation      COM      293306106       55          4,814 SH         OTHER       1                     4,814
ENGlobal Corporation      COM      293306106    4,973        435,851 SH         SOLE                    435,851
Epiq Systems Inc.         COM      26882D109       37          1,941 SH         OTHER       1                     1,941
Epiq Systems Inc.         COM      26882D109    3,418        181,620 SH         SOLE                    181,620
EXTERRAN
  HOLDINGS INC            COM      30225X103       46            569 SH         OTHER       1                       569
EXTERRAN
  HOLDINGS INC            COM      30225X103    4,232      52,676.58 SH         SOLE                  52,676.58
FIRST INDL RLTY
  TR INC                  COM      32054K103       32            835 SH         OTHER       1                       835
FIRST INDL RLTY
  TR INC                  COM      32054K103    2,967         76,342 SH         SOLE                     76,342
FLEETWOOD
  ENTERPRISES
  INC                     COM      339099103       29          3,391 SH         OTHER       1                     3,391
FLEETWOOD
  ENTERPRISES
  INC                     COM      339099103    2,617        306,119 SH         SOLE                    306,119
FOREST OIL CORP      COM PAR $0.01 346091705       51          1,195 SH         OTHER       1                     1,195
FOREST OIL CORP      COM PAR $0.01 346091705    4,685        108,854 SH         SOLE                    108,854
Foundation Coal
  Holdings                COM      35039W100       48          1,219 SH         OTHER       1                     1,219
Foundation Coal
  Holdings                COM      35039W100    4,380        111,728 SH         SOLE                    111,728
FREDS INC                CL A      356108100       39          3,724 SH         OTHER       1                     3,724
FREDS INC                CL A      356108100    3,505        332,848 SH         SOLE                    332,848
GATX CORP                 COM      361448103       26            617 SH         OTHER       1                       617
GATX CORP                 COM      361448103    2,511         58,737 SH         SOLE                     58,737
GENTIVA HEALTH
  SVCS INC                COM      37247A102       48          2,477 SH         OTHER       1                     2,477
GENTIVA HEALTH
  SVCS INC                COM      37247A102    4,370        227,466 SH         SOLE                    227,466
GLOBAL
  INDUSTRIES INC          COM      379336100       46          1,780 SH         OTHER       1                     1,780
GLOBAL
  INDUSTRIES INC          COM      379336100    4,159        161,447 SH         SOLE                    161,447
GTSI Corp                 COM      36238k103       28          2,452 SH         OTHER       1                     2,452
GTSI Corp                 COM      36238k103    2,460        218,694 SH         SOLE                    218,694
General Cable Corp        COM      369300108       68          1,008 SH         OTHER       1                     1,008
General Cable Corp        COM      369300108    6,154         91,690 SH         SOLE                     91,690
General Maritime          SHS      Y2692M103       58          2,086 SH         OTHER       1                     2,086
General Maritime          SHS      Y2692M103    5,285        189,364 SH         SOLE                    189,364
Haemonetics Corp          COM      405024100       43            864 SH         OTHER       1                       864
Haemonetics Corp          COM      405024100    3,914         79,190 SH         SOLE                     79,190
ICU MEDICAL INC           COM      44930G107       30            774 SH         OTHER       1                       774
ICU MEDICAL INC           COM      44930G107    2,720         70,205 SH         SOLE                     70,205
IDEX CORP                 COM      45167R104       35            958 SH         OTHER       1                       958
IDEX CORP                 COM      45167R104    3,289         90,376 SH         SOLE                     90,376
K V
  PHARMACEUTICAL
  COMPANY                CL A      482740206       51          1,777 SH         OTHER       1                     1,777
K V
  PHARMACEUTICAL
  COMPANY                CL A      482740206    4,729        165,350 SH         SOLE                    165,350
Kraft Foods Inc.         CL A      50075N104       12            346 SH         SOLE                        346
LANCE INC                 COM      514606102       42          1,824 SH         OTHER       1                     1,824
LANCE INC                 COM      514606102    3,775        163,968 SH         SOLE                    163,968
LSI Industries Inc.       COM      50216C108       68          3,294 SH         OTHER       1                     3,294
LSI Industries Inc.       COM      50216c108    6,045        294,570 SH         SOLE                    294,570
MANTECH INTL
  CORP                   CL A      564563104       47          1,316 SH         OTHER       1                     1,316
MANTECH INTL
  CORP                   CL A      564563104    4,313        119,874 SH         SOLE                    119,874
MGP INGREDIENTS
  INC                     COM      55302G103       26          2,510 SH         OTHER       1                     2,510
MGP INGREDIENTS
  INC                     COM      55302G103    2,275        221,529 SH         SOLE                    221,529
Matria Healthcare       COM NEW    576817209       31          1,196 SH         OTHER       1                     1,196
Matria Healthcare       COM NEW    576817209    2,718        103,893 SH         SOLE                    103,893
Medical Action
  Industries Inc.         COM      58449L100       51          2,139 SH         OTHER       1                     2,139
Medical Action
  Industries Inc.         COM      58449L100    4,560        192,744 SH         SOLE                    192,744
Merit Medical
  Systems Inc.            COM      589889104       52          4,014 SH         OTHER       1                     4,014
Merit Medical
  Systems Inc.            COM      589889104    4,719        363,543 SH         SOLE                    363,543
MID AMERICA
  APARTMENT
  COMMUNITIES
  INC                     COM      59522J103       32            634 SH         OTHER       1                       634
MID AMERICA
  APARTMENT
  COMMUNITIES
  INC                     COM      59522J103    2,865         57,466 SH         SOLE                     57,466
PAR
  PHARMACEUTICAL
  COS INC                 COM      69888P106       41          2,223 SH         OTHER       1                     2,223
PAR
  PHARMACEUTICAL
  COS INC                 COM      69888P106    3,748        201,915 SH         SOLE                    201,915
PSS WORLD MED
  INC                     COM      69366A100       37          1,927 SH         OTHER       1                     1,927
PSS WORLD MED
  INC                     COM      69366A100    3,313        173,161 SH         SOLE                    173,161
Robbins and Myers         COM      770196103       84          1,460 SH         OTHER       1                     1,460
Robbins and Myers         COM      770196103    7,561        131,970 SH         SOLE                    131,970
SCHOOL
  SPECIALTY               COM      807863105       36          1,035 SH         OTHER       1                     1,035
SCHOOL
  SPECIALTY               COM      807863105    3,200         92,408 SH         SOLE                     92,408
SPARTECH                COM NEW    847220209       18          1,055 SH         OTHER       1                     1,055
SPARTECH                COM NEW    847220209    1,663         97,508 SH         SOLE                     97,508
SUNRISE SENIOR
  LIVING INC              COM      86768K106       36          1,018 SH         OTHER       1                     1,018
SUNRISE SENIOR
  LIVING INC              COM      86768K106    3,156         89,229 SH         SOLE                     89,229
Sturm Ruger and Co.       COM      864159108       64          3,588 SH         OTHER       1                     3,588
Sturm Ruger and Co.       COM      864159108    5,828        325,409 SH         SOLE                    325,409
Sun Communities           COM      866674104       54          1,800 SH         OTHER       1                     1,800
Sun Communities           COM      866674104    4,909        163,200 SH         SOLE                    163,200
SurModics Inc.            COM      868873100       42            859 SH         OTHER       1                       859
SurModics Inc.            COM      868873100    3,845         78,457 SH         SOLE                     78,457
THE HANOVER
  INSURANCE
  GROUP INC               COM      410867105       40            911 SH         OTHER       1                       911
THE HANOVER
  INSURANCE
  GROUP INC               COM      410867105    3,669         83,017 SH         SOLE                     83,017
Tenneco Inc.              COM      880349105       43          1,391 SH         OTHER       1                     1,391
Tenneco Inc.              COM      880349105    3,816        123,072 SH         SOLE                    123,072
Terra Industries          COM      880915103       60          1,919 SH         OTHER       1                     1,919
Terra Industries          COM      880915103    5,378        172,037 SH         SOLE                    172,037
UCBH HOLDINGS
  INC                     COM      90262T308       27          1,557 SH         OTHER       1                     1,557
UCBH HOLDINGS
  INC                     COM      90262T308    2,445        139,855 SH         SOLE                    139,855
US PHYSICAL
  THERAPY INC             COM      90337L108       27          1,801 SH         OTHER       1                     1,801
US PHYSICAL
  THERAPY INC             COM      90337L108    2,418        163,366 SH         SOLE                    163,366
VARIAN SEMI
  EQUIP ASSOC
  INC                     COM      922207105       25            473 SH         OTHER       1                       473
VARIAN SEMI
  EQUIP ASSOC
  INC                     COM      922207105    2,291      42,806.50 SH         SOLE                  42,806.50
Varian Inc                COM      922206107       47            735 SH         OTHER       1                       735
Varian Inc                COM      922206107    4,312         67,787 SH         SOLE                     67,787
W Holding Inc             COM      929251106       18          7,828 SH         OTHER       1                     7,828
W Holding Inc             COM      929251106    1,561        696,710 SH         SOLE                    696,710
WABTEC CORP               COM      929740108       56          1,486 SH         OTHER       1                     1,486
WABTEC CORP               COM      929740108    5,196        138,703 SH         SOLE                    138,703
WESTAMERICA
  BANCORPORATION          COM      957090103       36            715 SH         OTHER       1                       715
WESTAMERICA
  BANCORPORATION          COM      957090103    3,312         66,484 SH         SOLE                     66,484
Whiting Petroleum         COM      966387102       52          1,178 SH         OTHER       1                     1,178
Whiting Petroleum         COM      966387102    4,673        105,131 SH         SOLE                    105,131
                                              -------  -------------                              ------------- -------
                                              269,655  12,359,718.08                              12,224,327.08 135,391
TOTAL                                         =======  =============                              ============= =======